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March 20, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Lincoln Variable Insurance Products Trust (the "Trust")
    (File Nos. 033-70742 and 811-08090)

Dear Ladies and Gentlemen:

Attached for filing, via EDGAR pursuant to Rule 485(a) of the Securities Act of 1933, is Post-Effective Amendment No. 59 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant. The Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). We request this filing's effective date be March 25, 2009. Please contact the undersigned at 603-226-5706 if you have any questions or comments.

Sincerely,


/s/ Craig D. Moreshead
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Craig D. Moreshead
Senior Counsel